Loans Payable (Line of Credit Promissory Note) (Details) - USD ($)			3 Months Ended		12 Months Ended
	Aug. 22, 2016	Oct. 24, 2014	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 11, 2015	Mar. 16, 2015	Dec. 15, 2014	Nov. 25, 2014	Sep. 16, 2013	May 10, 2012
Line of Credit Facility [Line Items]
Number of warrants issued (shares)												1,068.181875
Long-term debt			$ 8,853,000		$ 28,712,000
Long-term debt					28,712,000	$ 24,091,000
Exercise price per share (in dollars per share)											$ 1,840	$ 12,800
Share based compensation in connection with securities purchase agreement			$ 0	$ 50,000	0	4,140,000
Securities Purchase Agreement
Line of Credit Facility [Line Items]
Share based compensation in connection with securities purchase agreement						2,091,000
Securities Purchase Agreement | Affiliated Entity
Line of Credit Facility [Line Items]
Share based compensation in connection with securities purchase agreement					2,049,000	2,049,000
Securities Purchase Agreement | Series C Convertible Redeemable Preferred Stock | Affiliated Entity
Line of Credit Facility [Line Items]
Temporary equity, shares subscribed but unissued, subscriptions receivable		$ 10,000,000				$ 10,000,000
Number of warrants issued (shares)								17,500		7,500
Class of warrant or right, unissued (shares)						25,000
Exercise price above market value of common stock, percent						10.00%
Line Of Credit Promissory Note | Securities Purchase Agreement | Series C Convertible Redeemable Preferred Stock | Affiliated Entity
Line of Credit Facility [Line Items]
Exercise price per share (in dollars per share)								$ 35.6		$ 59.6
Line Of Credit Promissory Note | Securities Purchase Agreement | Line of Credit
Line of Credit Facility [Line Items]
Number of warrants issued for each $1,000 advanced under line of credit		2,500
Line Of Credit Promissory Note | Securities Purchase Agreement | Line of Credit | Affiliated Entity
Line of Credit Facility [Line Items]
Temporary equity, shares subscribed but unissued, subscriptions receivable		$ 30,000,000
Maximum borrowing capacity		$ 20,000,000
Class of warrant or right, unissued (shares)		50,000
Number of warrants issued for each $1,000 advanced under line of credit		50,000
Exercise price above market value of common stock, percent		10.00%
Interest rate		12.00%
Debt instrument, face amount									$ 15,500,000
Debt discount percentage		3.00%	3.00%
Amortization of debt discount			$ 266,000		$ 316,000
Debt discount			600,000			$ 600,000
Stated interest rate in the event of default		17.00%
Common stock, shares outstanding (in warrants)									38,750
Exercise price per share (in dollars per share)		$ 70.2							$ 72.6
Warrant exercisable period		5 years
Maximum loan amount to officer		$ 500,000
Limitation on indebtedness		1,000,000
Minimum sale amount for material technology or intellectual property, term					12 months
Minimum sale amount for material technology or intellectual property		500,000
Minimum fair value of assets involved in payment, contribution or assignment		$ 1,000,000
Interest expense			382,000	$ 613,000	$ 2,440,000	1,391,000
Line Of Credit Promissory Note | Securities Purchase Agreement | Line of Credit | Initial Draw On Line Of Credit | Affiliated Entity
Line of Credit Facility [Line Items]
Number of warrants issued (shares)		1,000,000
Debt instrument, face amount		$ 4,500,000
Common stock, shares outstanding (in warrants)		11,250
Line of Credit Grid Note | Affiliated Entity
Line of Credit Facility [Line Items]
Line of credit, amount outstanding	$ 900,000
Line of Credit | Line Of Credit Promissory Note
Line of Credit Facility [Line Items]
Maximum borrowing capacity					20,000,000
Long-term debt			19,666,000		19,716,000	19,516,000
Line of Credit | Line Of Credit Promissory Note | Securities Purchase Agreement | Affiliated Entity
Line of Credit Facility [Line Items]
Debt instrument, face amount						20,000,000
Long-term debt			$ 20,000,000
Line of Credit | Line of Credit Grid Note
Line of Credit Facility [Line Items]
Maximum borrowing capacity					10,000,000
Interest rate							12.00%
Long-term debt					4,563,000	3,000,000
Stated interest rate in the event of default							14.00%
Interest expense					$ 574,000	$ 10,000
Note Exchange Agreement | Affiliated Entity
Line of Credit Facility [Line Items]
Notes redeemed amount	$ 30,175,000
Note Exchange Agreement | Series C Preferred Stock | Affiliated Entity
Line of Credit Facility [Line Items]
Shares issued in conversion (shares)	30,175
Conversion price (USD per share)	$ 1,000
Note Exchange Agreement | SIC III | Affiliated Entity
Line of Credit Facility [Line Items]
Notes redeemed amount	$ 23,264,000
Note Exchange Agreement | SIC III | Series C Preferred Stock | Affiliated Entity
Line of Credit Facility [Line Items]
Shares issued in conversion (shares)	23,264
Subsequent Event | Line of Credit Grid Note | Affiliated Entity
Line of Credit Facility [Line Items]
Line of credit, amount outstanding	$ 900,000
Subsequent Event | Note Exchange Agreement | Affiliated Entity
Line of Credit Facility [Line Items]
Notes redeemed amount	$ 30,174,969
Subsequent Event | Note Exchange Agreement | Series C Preferred Stock | Affiliated Entity
Line of Credit Facility [Line Items]
Shares issued in conversion (shares)	30,175
Conversion price (USD per share)	$ 1,000